Other Revenues and Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Revenue earned	$ 526,896	$ 514,193	$ 250,002
Amortization of in-process revenue contracts	1,200	4,800
Restructuring charges	0	4,772	$ 0
Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		4,400
Reimbursement revenue		4,400
Ship to Ship Transfer Business [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs related to severance payments made in relation to acquisition		300
Ship-to-Ship Transfer [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earned	$ 37,900	$ 17,700